Treasury Stock	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Treasury Stock
13	TREASURY STOCK
Treasury stock account includes 34,724 ordinary shares repurchased from shareholder, 393,028 ordinary shares repurchased from eligible employees under ESIP No. 1 and ESIP No. 2 and 3,023,138 ordinary shares repurchased from the open market as of December 31, 2024.
The Company modified the award agreements with two senior management under ESIP No. 1 and ESIP No. 2, repurchased 163,877 restricted shares for RMB16,412 in cash during the year ended December 31, 2022, which was accounted for as a modification of the original award. The Company recorded RMB4,984 in treasury stock and the remaining amount of RMB11,428 was treated as the incremental compensation cost and recorded in additional paid-in
capital.
In June 2022, the Company entered into a US$10 million accelerated share repurchase (“ASR”) agreement with Bank of America. The Company paid US$10 million in cash and received 3,023,138 shares of its common stock and recorded treasury stock of RMB57,193 treasury stock. The difference between the repurchase consideration and fair value of the Company’s ordinary shares as of the repurchase date was RMB9,657 and recorded as a debit to additional paid-in
capital. The total number of shares repurchased was based on a combined discounted volume-weighted average price (“VWAP”) of USD$3.3078 per share, which was determined based on the average of the daily VWAP of the Company’s common stock, less a fixed discount, over the term of the ASR agreement.
In February 2023, the Company repurchased 15,783 ordinary shares from one shareholder for RMB1,000 in cash.
In May 2023, the shareholders and the Board approved an execution of the Fallback Mechanism for ESIP No.1 and ESIP No.2, and repurchased 434,000 restricted shares of 102 eligible employees for RMB47,751 in cash during the year ended December 31, 2024, which was accounted for as a modification of the original award. The Company recorded RMB6,638 in treasury stock and no incremental compensation cost was recorded as the fair value of modified award was less than the fair value of the original award immediately before the modification date.
In September and December 2024, 162,769 shares of treasury stock were reissued for exercise of share options by the employees.
The remaining repurchased stock is reserved for future issuance upon the exercise of the Company’s vested share options and hence classified as treasury stock.